Accrued Expenses	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure
Note 8 — Accrued Expenses

Accrued Expenses consist of the following:

	December 31, 2016	December 31, 2015

Commission payable – the junket agents	$-	$4,531,003
Management fee payable – related party (Note 15)	-	399,959
Management and Directors’ compensation	881,956	440,234
Interest expenses (Note 7)	2,297,932	-
Others	441,855	659,800

	$3,621,743	$6,030,996

No junket agent accounted for approximately 10% of the rolling chip turnover during the year ended December 31, 2016. One junket agent accounted for approximately 12% of the rolling chip turnover during the year ended December 31, 2015 and another junket agent accounted for approximately 12% of commission payable as of December 31, 2015.